AST HIGH YIELD PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 97.8%
Bank Loans — 6.6%
Advertising — 0.0%
Summer BC Holdco B Sarl (Luxembourg),
Term Loan
—%(p)	12/25/26	140	$140,058
Aerospace & Defense — 0.0%
Spirit AeroSystems, Inc.,
Initial Term Loan, 1 Month LIBOR + 5.250%
6.000%(c)	01/15/25	152	152,295
Airlines — 0.4%
American Airlines, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.750%
5.500%(c)	04/20/28	970	1,002,321
United Airlines, Inc.,
Class B Term Loan, 1 Month LIBOR + 3.750%
4.500%(c)	04/21/28	1,652	1,661,799
			2,664,120
Auto Parts & Equipment — 0.1%
Adient U.S. LLC,
Term B-1 Loan, 1 Month LIBOR + 3.500%
3.584%(c)	04/10/28	439	438,743
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	04/06/24	8	8,215
Dexko Global, Inc.,
Term Loan
—%(p)	09/24/28	406	405,493
			852,451
Beverages — 0.0%
Triton Water Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.500%
4.000%(c)	03/31/28	324	323,077
Building Materials — 0.1%
ACProducts Holdings, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%
4.750%(c)	05/17/28	534	532,709
Chemicals — 0.4%
Olympus Water U.S. Holding Corp.,
Term Loan
—%(p)	10/01/28	185	184,735
Solenis International LP,
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 4.000%
4.084%(c)	06/26/25	682	681,642
Second Lien Initial Term Loan, 1 Month LIBOR + 8.500%
8.584%(c)	06/26/26	1,971	1,966,322
			2,832,699
Commercial Services — 0.1%
Sabre GLBL, Inc.,
2021 Other Term B-2 Loan, 1 Month LIBOR + 3.500%
4.000%(c)	12/17/27	245	243,545
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (continued)
Commercial Services (cont’d.)
Verscend Holding Corp.,
New Term Loan B, 1 Month LIBOR + 4.000%
4.084%(c)	08/27/25	298	$298,693
			542,238
Computers — 0.5%
McAfee LLC,
Term B USD Loan, 1 Month LIBOR + 3.750%
3.837%(c)	09/30/24	1,680	1,680,547
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
4.500%(c)	02/01/28	1,577	1,577,357
			3,257,904
Electric — 0.2%
Heritage Power LLC,
Term Loan B, 1 - 6 Month LIBOR + 6.000%
7.000%(c)	07/30/26	1,550	1,366,344
Engineering & Construction — 0.0%
Landry’s Finance Acquisition Co.,
2020 Initial Term Loan, 3 Month LIBOR + 12.000%
13.000%(c)	10/04/23	34	36,693
Entertainment — 0.4%
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 2.750%
2.834%(c)	08/14/24	2,415	2,401,556
Twin River Worldwide Holdings, Inc.,
Term B-1 Facility Loan, 3 Month LIBOR + 8.000%
9.000%(c)	05/11/26	297	312,222
UFC Holdings LLC,
Term Loan B-3, 6 Month LIBOR + 2.750%
3.500%(c)	04/29/26	286	285,035
			2,998,813
Environmental Control — 0.1%
Madison IAQ LLC,
Term Loan
—%(p)	06/21/28	374	373,416
Foods — 0.1%
Moran Foods LLC,
Term Loan
—%(p)	04/01/24^	360	363,405
—%(p)	10/01/24	413	356,901
			720,306
Healthcare-Services — 0.1%
Phoenix Newco, Inc.,
Term Loan
—%(p)	08/11/28	322	322,045
U.S. Renal Care, Inc.,
First Lien Term Loan B, 1 Month LIBOR + 5.000%
5.084%(c)	06/26/26	437	436,100
			758,145
A1

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (continued)
Housewares — 0.1%
Sunset Debt Merger Sub, Inc.,
Term Loan
—%(p)	09/17/28^	590	$584,838
Insurance — 0.2%
Asurion LLC,
New B-4 Term Loan, 1 Month LIBOR + 5.250%
5.331%(c)	01/20/29	1,210	1,204,958
Internet — 0.0%
Shutterfly LLC,
Term Loan
—%(p)	09/25/26	245	244,949
Machinery-Construction & Mining — 0.0%
Vertiv Group Corp.,
Term B Loan, 1 Month LIBOR + 2.750%
2.833%(c)	03/02/27	138	136,981
Machinery-Diversified — 0.1%
Titan Acquisition Ltd. (Canada),
Initial Term Loan, 3 Month LIBOR + 3.000%
3.167%(c)	03/28/25	99	97,354
Verticcal US Newco, Inc.,
Term Loan
—%(p)	07/31/27	279	279,080
			376,434
Media — 0.2%
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%
3.340%(c)	08/24/26	219	136,164
Directv Financing LLC,
Term Loan
—%(p)	08/02/27	590	590,307
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
3.084%(c)	05/01/26	390	387,314
Meredith Corp.,
Term B-2 Loan, 1 Month LIBOR + 2.500%
2.584%(c)	01/31/25	221	220,272
Tranche B-3 Term Loan, 3 Month LIBOR + 4.250%
5.250%(c)	01/31/25	272	276,994
			1,611,051
Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan - Non-PIK, 3 Month LIBOR + 10.000%
12.000%(c)	05/16/22^	21	2,252
Oil & Gas — 0.3%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
10.000%(c)	11/01/25	885	969,960
Citgo Holding, Inc.,
Term Loan, 3 Month LIBOR + 7.000%
8.000%(c)	08/01/23	246	241,930
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (continued)
Oil & Gas (cont’d.)
Citgo Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 6.250%
7.250%(c)	03/28/24	556	$554,822
			1,766,712
Packaging & Containers — 0.1%
Graham Packaging Co., Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
3.750%(c)	08/04/27	361	360,268
Pactiv Evergreen Group Holdings, Inc.,
Term Loan
—%(p)	09/17/28	131	130,983
			491,251
Pharmaceuticals — 0.2%
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.084%(c)	06/02/25	522	521,328
Gainwell Acquisition Corp.,
Term B Loan, 3 Month LIBOR + 4.000%
4.750%(c)	10/01/27	571	571,579
			1,092,907
Retail — 0.5%
Claire’s Stores, Inc.,
Term Loan B, 1 Month LIBOR + 6.500%
6.584%(c)	12/18/26	626	613,456
EG America LLC (United Kingdom),
Project Becker Additional Facility, 3 Month LIBOR + 4.250%
4.750%(c)	03/31/26	316	315,342
Great Outdoors Group LLC,
Term B-1 Loan, 3 Month LIBOR + 4.250%
5.000%(c)	03/06/28	546	548,036
IRB Holding Corp.,
Fourth Amendment Incremental Term Loan, 3 Month LIBOR + 3.250%
4.250%(c)	12/15/27	308	308,169
Park River Holdings, Inc.,
Intial Term Loan, 3 Month LIBOR + 3.250%
4.000%(c)	12/28/27	196	194,505
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.250%
4.000%(c)	03/03/28	542	541,791
Steinway Musical Instruments, Inc.,
First Lien Term Loan B, 1 Month LIBOR + 3.750%
4.750%(c)	02/14/25	53	52,673
White Cap Buyer LLC,
Initial Closing Date Term Loan, 1 Month LIBOR + 4.000%
4.500%(c)	10/19/27	548	549,001
			3,122,973
Software — 1.3%
Ascend Learning LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.000%(c)	07/12/24	114	113,977

A2

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (continued)
Software (cont’d.)
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 3 Month LIBOR + 3.750%
3.882%(c)	10/02/25	512	$509,088
Term Loan
—%(p)	03/31/26	200	201,938
Camelot Co. (Luxembourg),
Amendment No. 2 Incremental Term Loans, 1 Month LIBOR + 3.000%
4.000%(c)	10/30/26	258	258,695
Dun & Bradstreet Corp.,
Term Loan B, 1 Month LIBOR + 3.250%
3.336%(c)	02/06/26	493	491,633
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%
8.250%(c)	06/13/25	1,075	1,080,076
Greeneden U.S. Holdings II LLC,
B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%
4.750%(c)	12/01/27	1,868	1,874,258
Informatica LLC,
Dollar 2020 Term Loan, 1 Month LIBOR + 3.250%
3.334%(c)	02/25/27	91	90,257
Second Lien Initial Loan
7.125%	02/25/25	400	405,500
Rackspace Technology Global, Inc.,
Term B Loan, 3 Month LIBOR + 2.750%
3.500%(c)	02/15/28	348	345,401
Skillsoft Finance II, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.750%
5.500%(c)	07/14/28	625	626,953
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%
7.340%(c)	03/03/28	1,650	1,665,469
Term Loan B-3, 1 Month LIBOR + 3.750%
3.840%(c)	06/30/26	1,138	1,132,161
			8,795,406
Telecommunications — 1.0%
CCI Buyer, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%
4.500%(c)	12/17/27	254	254,671
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
2.334%(c)	03/15/27	246	243,096
Crown Subsea Communications Holding, Inc.,
Initial Term Loan, 1 Month LIBOR + 5.000%
5.750%(c)	04/27/27	493	495,923
Intelsat Jackson Holdings SA (Luxembourg),
DIP Term Loan, 3 Month LIBOR + 4.750%
5.750%(c)	07/13/22	495	497,886
West Corp.,
Initial Term B Loan, 3 Month LIBOR + 4.000%
5.000%(c)	10/10/24	1,502	1,478,952
Xplornet Communications, Inc. (Canada),
Initial Term Loan, 1 Month LIBOR + 4.750%
4.837%(c)	06/10/27	1,903	1,900,013
Term Loan
—%(p)	10/02/28^	1,040	1,036,100
—%(p)	10/01/29^	195	194,025
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (continued)
Telecommunications (cont’d.)
Zayo Group Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
3.084%(c)	03/09/27	294	$291,247
			6,391,913
Transportation — 0.1%
First Student Bidco, Inc.,
Term Loan
—%(p)	07/21/28	431	428,197

Total Bank Loans (cost $43,382,711)			43,802,090
Convertible Bonds — 0.1%
Media — 0.1%
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30	367	283,216
4.000%	11/15/29	502	386,421
			669,637
Telecommunications — 0.0%
Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A
7.000%	10/18/21(oo)	47	38,295

Total Convertible Bonds (cost $627,222)			707,932
Corporate Bonds — 86.9%
Advertising — 0.6%
Lamar Media Corp.,
Gtd. Notes
4.000%	02/15/30	345	355,049
4.875%	01/15/29	315	334,295
National CineMedia LLC,
Sr. Sec’d. Notes, 144A
5.875%	04/15/28	175	160,907
Sr. Unsec’d. Notes
5.750%	08/15/26	1,040	845,216
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
5.000%	08/15/27(a)	385	394,936
6.250%	06/15/25(a)	354	374,419
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A
8.875%	12/15/27	1,670	1,768,307
			4,233,129
Aerospace & Defense — 2.5%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.150%	05/01/30	1,100	1,291,489
5.805%	05/01/50	1,575	2,105,234
5.930%	05/01/60	1,050	1,434,524
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28(a)	775	781,709

A3

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
7.125%	06/15/26(a)	600	$629,563
7.450%	05/01/34	75	88,141
7.500%	12/01/24	2,175	2,256,845
7.500%	03/15/25(a)	1,875	1,916,387
7.875%	04/15/27	1,775	1,840,363
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
5.950%	02/01/37	245	305,976
6.750%	01/15/28(a)	483	592,050
6.875%	05/01/25(a)	13	15,211
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
7.500%	04/15/25	320	338,854
SSL Robotics LLC,
Sr. Sec’d. Notes, 144A
9.750%	12/31/23(a)	400	434,687
TransDigm UK Holdings PLC,
Gtd. Notes
6.875%	05/15/26	75	79,031
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29(a)	575	573,997
5.500%	11/15/27(a)	450	463,065
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	1,157	1,209,910
Triumph Group, Inc.,
Sr. Sec’d. Notes, 144A
8.875%	06/01/24(a)	378	415,661
			16,772,697
Agriculture — 0.2%
Vector Group Ltd.,
Gtd. Notes, 144A
10.500%	11/01/26	450	474,695
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	725	725,351
			1,200,046
Airlines — 0.8%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
11.750%	07/15/25	250	309,261
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	675	709,377
5.750%	04/20/29(a)	1,775	1,912,933
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	680	758,534
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	01/20/26(a)	425	445,201
United Airlines Holdings, Inc.,
Gtd. Notes
5.000%	02/01/24	234	241,253
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	725	$745,377
4.625%	04/15/29	430	444,522
			5,566,458
Apparel — 0.1%
William Carter Co. (The),
Gtd. Notes, 144A
5.500%	05/15/25	251	263,652
5.625%	03/15/27	475	492,825
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	200	201,979
			958,456
Auto Manufacturers — 2.5%
Allison Transmission, Inc.,
Gtd. Notes, 144A
3.750%	01/30/31	200	194,667
Sr. Unsec’d. Notes, 144A
5.875%	06/01/29(a)	775	843,142
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43(a)	2,075	2,183,963
5.291%	12/08/46(a)	2,006	2,235,696
9.000%	04/22/25	1,704	2,049,512
9.625%	04/22/30(a)	747	1,059,415
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.375%	11/13/25	236	242,941
4.000%	11/13/30	289	300,530
4.125%	08/17/27	1,110	1,177,483
4.271%	01/09/27(a)	1,250	1,329,945
4.542%	08/01/26(a)	1,625	1,750,311
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	1,375	1,470,262
Jaguar Land Rover Automotive PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
7.750%	10/15/25	575	623,843
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28	675	712,310
Wabash National Corp.,
Gtd. Notes, 144A
4.500%	10/15/28	250	249,913
			16,423,933
Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26(a)	810	829,662
American Axle & Manufacturing, Inc.,
Gtd. Notes
5.000%	10/01/29(a)	800	779,545
6.250%	03/15/26(a)	2,103	2,165,758

A4

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
6.500%	04/01/27(a)	450	$469,277
6.875%	07/01/28(a)	375	401,152
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.250%	05/15/26	667	701,094
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26(a)	750	609,397
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30	200	205,481
5.375%	11/15/27(a)	670	706,583
5.625%	06/15/28(a)	440	473,829
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26	60	59,183
5.375%	12/15/24	255	254,263
Sr. Sec’d. Notes, 144A
5.125%	04/15/29(a)	875	894,572
7.875%	01/15/29	150	167,521
Titan International, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	04/30/28	425	447,100
			9,164,417
Banks — 0.0%
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	200	204,080
Biotechnology — 0.1%
Emergent BioSolutions, Inc.,
Gtd. Notes, 144A
3.875%	08/15/28(a)	825	802,286
HCRX Investments Holdco LP,
Sr. Unsec’d. Notes, 144A
4.500%	08/01/29	75	75,652
			877,938
Building Materials — 1.5%
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29	25	26,575
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28(a)	1,814	1,915,747
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	500	507,550
4.875%	12/15/27(a)	365	380,621
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30	225	223,446
Patrick Industries, Inc.,
Gtd. Notes, 144A
7.500%	10/15/27	325	351,073
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Sr. Unsec’d. Notes, 144A
4.750%	05/01/29	350	$357,089
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	1,450	1,536,914
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31(a)	425	404,446
4.375%	07/15/30(a)	1,695	1,728,683
4.750%	01/15/28	1,015	1,057,574
5.000%	02/15/27(a)	540	557,928
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29	625	657,655
6.500%	03/15/27	300	314,530
			10,019,831
Chemicals — 2.9%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43	1,175	1,543,080
Axalta Coating Systems LLC,
Gtd. Notes, 144A
3.375%	02/15/29(a)	800	778,047
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, 144A
4.750%	06/15/27	220	228,697
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27(a)	640	690,255
Gtd. Notes, 144A
4.625%	11/15/29	775	756,916
5.750%	11/15/28(a)	725	760,636
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24(a)	1,005	856,741
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23	111	111,278
Diamond BC BV,
Sr. Unsec’d. Notes, 144A
4.625%	10/01/29	125	126,878
Element Solutions, Inc.,
Gtd. Notes, 144A
3.875%	09/01/28	485	492,741
Hexion, Inc.,
Gtd. Notes, 144A
7.875%	07/15/27(a)	960	1,026,809
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.375%	01/15/26	750	757,851
LSF11 A5 HoldCo LLC,
Sr. Unsec’d. Notes, 144A
6.625%	10/15/29	175	175,000

A5

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25(a)	988	$1,045,083
5.250%	06/01/27	964	1,013,197
Olin Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/27	255	264,807
5.625%	08/01/29	310	338,993
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
4.250%	10/01/28	350	345,991
Sr. Unsec’d. Notes, 144A
6.250%	10/01/29	200	198,499
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	893	916,474
SPCM SA (France),
Sr. Unsec’d. Notes, 144A
3.375%	03/15/30	400	399,807
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24	1,810	1,674,250
10.875%	08/01/24	446	478,190
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.375%	09/01/25(a)	303	308,568
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29	570	567,718
Sr. Sec’d. Notes, 144A
6.500%	05/01/25	530	556,610
Unifrax Escrow Issuer Corp.,
Sr. Sec’d. Notes, 144A
5.250%	09/30/28	200	202,552
Sr. Unsec’d. Notes, 144A
7.500%	09/30/29	125	128,162
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30	250	259,076
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	400	396,817
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25(a)	1,068	1,009,338
Sr. Sec’d. Notes, 144A
9.500%	07/01/25	325	359,071
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
4.875%	06/15/27	330	339,498
Sr. Unsec’d. Notes, 144A
5.625%	08/15/29(a)	375	386,990
			19,494,620
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Coal — 0.1%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
10.750%	05/15/26		325	$353,696
Commercial Services — 4.5%
ADT Security Corp. (The),
Sr. Sec’d. Notes, 144A
4.875%	07/15/32		860	867,032
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28		475	479,777
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		1,316	1,392,397
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		825	815,071
9.750%	07/15/27		1,562	1,698,520
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28(a)		650	648,492
4.625%	06/01/28		400	398,930
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
5.625%	04/15/26		350	359,739
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29		725	746,642
4.625%	10/01/27		175	181,803
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
4.750%	04/01/28		700	721,756
5.750%	07/15/27		227	236,692
Avis Budget Finance PLC,
Gtd. Notes
4.750%	01/30/26	EUR	175	207,131
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27(a)		692	719,444
CoreLogic, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/28		250	247,957
Garda World Security Corp. (Canada),
Sr. Sec’d. Notes, 144A
4.625%	02/15/27		350	350,016
Sr. Unsec’d. Notes, 144A
9.500%	11/01/27		320	345,716
Gartner, Inc.,
Gtd. Notes, 144A
3.750%	10/01/30(a)		665	684,938
4.500%	07/01/28(a)		390	408,880
HealthEquity, Inc.,
Gtd. Notes, 144A
4.500%	10/01/29		50	50,813
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27(a)		964	1,011,385

A6

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Hertz Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	10/15/24(d)	484	$9,680
6.000%	01/15/28(d)	379	22,740
7.125%	08/01/26(d)	255	15,300
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29	1,075	1,045,683
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.500%	09/01/28	350	349,999
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29	575	596,729
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.000%	02/01/25	126	128,972
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
4.500%	07/15/29	300	293,409
5.625%	10/01/28	1,190	1,235,931
5.875%	10/01/30	125	131,521
Sr. Unsec’d. Notes, 144A
4.750%	07/15/31	225	219,020
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26	520	562,331
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	04/15/25	470	543,287
Service Corp. International,
Sr. Unsec’d. Notes
4.000%	05/15/31(a)	800	827,508
4.625%	12/15/27(a)	380	399,631
5.125%	06/01/29(a)	635	690,622
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32(a)	350	354,101
4.875%	01/15/28	3,070	3,247,602
5.250%	01/15/30(a)	2,970	3,246,246
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	3,035	3,202,318
			29,695,761
Computers — 0.6%
NCR Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	460	472,702
5.125%	04/15/29	300	309,428
5.250%	10/01/30	435	456,190
5.750%	09/01/27(a)	1,850	1,954,212
6.125%	09/01/29	215	232,886
Presidio Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	02/01/27	150	155,389
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers (cont’d.)
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25	575	$603,753
			4,184,560
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.,
Gtd. Notes, 144A
5.500%	06/01/28(a)	660	696,819
Distribution/Wholesale — 0.3%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28(a)	1,500	1,496,479
Wolverine Escrow LLC,
Sr. Sec’d. Notes, 144A
9.000%	11/15/26	461	426,029
Sr. Unsec’d. Notes, 144A
13.125%	11/15/27	215	141,417
			2,063,925
Diversified Financial Services — 2.6%
Alliance Data Systems Corp.,
Gtd. Notes, 144A
4.750%	12/15/24	650	666,205
goeasy Ltd. (Canada),
Gtd. Notes, 144A
4.375%	05/01/26(a)	400	410,876
5.375%	12/01/24	60	61,800
Home Point Capital, Inc.,
Gtd. Notes, 144A
5.000%	02/01/26(a)	600	544,638
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	08/15/28(a)	650	659,185
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28(a)	550	518,326
LFS Topco LLC,
Gtd. Notes, 144A
5.875%	10/15/26	150	154,482
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29(a)	1,200	1,233,133
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	925	927,868
5.500%	08/15/28	530	545,795
6.000%	01/15/27	1,695	1,776,136
Navient Corp.,
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24	615	658,632
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	250	248,223
4.000%	09/15/30(a)	850	845,518
5.375%	11/15/29	300	325,333

A7

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
6.625%	01/15/28	1,320	$1,514,264
7.125%	03/15/26	3,078	3,559,713
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29(a)	425	404,712
5.375%	10/15/25	325	334,326
Rocket Mortgage LLC,
Gtd. Notes, 144A
5.250%	01/15/28	990	1,065,511
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
3.625%	03/01/29(a)	1,050	1,061,736
			17,516,412
Electric — 3.4%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	276	266,294
5.250%	06/01/26	375	385,648
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29(a)	900	886,844
5.000%	02/01/31	1,445	1,444,751
5.125%	03/15/28(a)	4,216	4,269,885
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B
4.400%	07/15/27	558	611,241
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A
13.000%	06/01/24	807	611,464
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	07/15/24	143	151,418
4.500%	09/15/27(a)	275	295,614
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	325	345,847
6.625%	01/15/27	668	692,256
Gtd. Notes, 144A
3.625%	02/15/31(a)	1,600	1,572,219
3.875%	02/15/32	350	346,070
5.250%	06/15/29(a)	1,152	1,228,647
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	2,200	2,241,673
5.250%	07/01/30(a)	1,325	1,356,285
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Sr. Sec’d. Notes, 144A
5.000%	10/10/99^	6,875	10,312
Vistra Operations Co. LLC,
Gtd. Notes, 144A (original cost $654,033; purchased 04/02/20 - 05/21/21)(f)
5.000%	07/31/27(a)	649	670,347
Gtd. Notes, 144A (original cost $2,374,864; purchased 08/07/18 - 12/02/20)(f)
5.500%	09/01/26	2,295	2,359,293
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Gtd. Notes, 144A (original cost $2,026,618; purchased 02/27/20 - 03/24/21)(f)
5.625%	02/15/27	1,927	$1,994,799
Sr. Unsec’d. Notes, 144A (original cost $625,000; purchased 05/05/21)(f)
4.375%	05/01/29(a)	625	629,494
			22,370,401
Electrical Components & Equipment — 0.4%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29(a)	500	496,350
4.750%	06/15/28(a)	500	508,980
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25(a)	1,020	1,089,370
7.250%	06/15/28	430	476,264
			2,570,964
Electronics — 0.3%
Brightstar Escrow Corp.,
Sr. Sec’d. Notes, 144A
9.750%	10/15/25	500	538,398
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	512	566,126
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	175	176,150
4.375%	02/15/30(a)	420	451,720
			1,732,394
Engineering & Construction — 0.2%
Artera Services LLC,
Sr. Sec’d. Notes, 144A
9.033%	12/04/25	25	27,119
MasTec, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28	780	813,867
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32	250	252,569
			1,093,555
Entertainment — 3.6%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
12.000%	06/15/26	830	802,363
Sr. Sec’d. Notes, 144A
10.500%	04/24/26	128	137,314
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25	105	110,630
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29	375	380,267

A8

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25	20	$20,283
Sr. Sec’d. Notes, 144A
5.750%	07/01/25(a)	1,308	1,378,371
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	400	420,817
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
5.375%	04/15/27	18	18,472
6.500%	10/01/28(a)	500	536,439
Sr. Sec’d. Notes, 144A
5.500%	05/01/25	650	678,024
Chukchansi Economic Development Authority,
Sr. Sec’d. Notes, 144A
8.000%	04/15/28	121	110,189
Churchill Downs, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28	225	235,024
5.500%	04/01/27	25	26,025
Cinemark USA, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	05/01/25	465	498,830
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	02/15/23	554	579,304
Everi Holdings, Inc.,
Gtd. Notes, 144A
5.000%	07/15/29	100	102,547
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26	1,050	1,108,997
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26	200	207,876
5.250%	01/15/29(a)	600	641,506
6.250%	01/15/27	550	624,701
6.500%	02/15/25(a)	800	893,088
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A
7.875%	02/01/24	1,050	1,083,626
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27(a)	400	406,946
5.625%	03/15/26	398	413,453
Sr. Sec’d. Notes, 144A
6.500%	05/15/27	930	1,023,862
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	325	330,992
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A
6.625%	11/15/27(a)	1,075	1,089,131
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	11/15/27	875	$939,798
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/29	225	222,246
5.625%	01/15/27(a)	1,050	1,086,789
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.625%	09/01/29	625	631,933
5.875%	09/01/31(a)	625	631,265
Scientific Games International, Inc.,
Gtd. Notes, 144A
8.250%	03/15/26	1,550	1,651,448
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24	40	40,370
5.500%	04/15/27(a)	814	840,789
Six Flags Theme Parks, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	07/01/25(a)	640	681,759
Vail Resorts, Inc.,
Gtd. Notes, 144A
6.250%	05/15/25	935	988,165
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
3.875%	07/15/30(a)	1,100	1,150,162
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	1,218	1,227,058
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25(a)	99	104,407
			24,055,266
Environmental Control — 0.4%
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A
4.000%	08/01/28(a)	650	645,302
4.375%	08/15/29(a)	350	353,387
Sr. Sec’d. Notes, 144A
3.750%	08/01/25(a)	700	720,181
Stericycle, Inc.,
Gtd. Notes, 144A
3.875%	01/15/29(a)	860	864,999
			2,583,869
Food Service — 0.1%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	04/01/25	375	383,485
5.000%	02/01/28(a)	400	412,416
			795,901

A9

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods — 3.0%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29	225	$224,087
4.625%	01/15/27(a)	3,411	3,579,048
4.875%	02/15/30	175	188,988
7.500%	03/15/26	262	283,365
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27(a)	1,125	1,174,175
C&S Group Enterprises LLC,
Gtd. Notes, 144A
5.000%	12/15/28(a)	450	425,549
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25	200	208,336
Sr. Sec’d. Notes, 144A
4.625%	11/15/28	400	413,955
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.750%	02/15/28	755	818,643
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29(a)	400	446,298
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	825	917,891
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	350	399,347
4.875%	10/01/49	725	882,828
5.000%	06/04/42	300	368,128
5.200%	07/15/45	250	315,333
5.500%	06/01/50	1,175	1,548,492
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26	362	371,147
4.875%	05/15/28(a)	350	384,829
New Albertsons LP,
Sr. Unsec’d. Notes
7.750%	06/15/26	65	74,572
8.000%	05/01/31	190	233,000
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27(a)	561	587,108
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
3.500%	03/01/32	225	228,852
4.250%	04/15/31(a)	1,575	1,684,166
5.875%	09/30/27	400	424,208
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30	1,069	1,077,687
5.500%	12/15/29(a)	1,390	1,474,041
5.625%	01/15/28	15	15,761
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31	925	916,986
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
U.S. Foods, Inc.,
Gtd. Notes, 144A
4.750%	02/15/29(a)	300	$308,074
			19,974,894
Gas — 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	1,526	1,684,707
5.750%	05/20/27	423	478,060
5.875%	08/20/26	1,503	1,697,067
			3,859,834
Healthcare-Products — 0.3%
Avantor Funding, Inc.,
Gtd. Notes, 144A
4.625%	07/15/28	810	853,330
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	575	575,000
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29	600	600,000
			2,028,330
Healthcare-Services — 5.2%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.500%	07/01/28(a)	915	961,946
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
3.500%	04/01/30	325	324,976
Centene Corp.,
Sr. Unsec’d. Notes
3.375%	02/15/30	300	310,513
4.250%	12/15/27	1,635	1,711,124
4.625%	12/15/29	1,927	2,098,906
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/31(a)	2,065	2,077,929
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	1,929	1,878,446
4.625%	06/01/30	2,185	2,249,145
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28(a)	1,200	1,244,858
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	3,475	3,681,164
5.625%	09/01/28(a)	1,691	2,012,058
5.875%	02/15/26(a)	1,730	1,990,929
IQVIA, Inc.,
Gtd. Notes, 144A
5.000%	05/15/27	925	961,218

A10

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29(a)	1,075	$1,045,098
MEDNAX, Inc.,
Gtd. Notes, 144A
6.250%	01/15/27	865	909,739
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25	975	1,045,663
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26	900	951,731
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28	900	944,458
Sec’d. Notes, 144A
6.250%	02/01/27	1,054	1,095,495
Sr. Sec’d. Notes
4.625%	07/15/24(a)	426	432,969
Sr. Sec’d. Notes, 144A
4.250%	06/01/29	1,550	1,574,257
4.625%	09/01/24	1,264	1,292,713
4.875%	01/01/26	1,450	1,500,698
Sr. Unsec’d. Notes
6.875%	11/15/31	1,725	1,985,056
			34,281,089
Home Builders — 2.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	100	101,033
4.625%	04/01/30	150	150,838
9.875%	04/01/27	914	1,023,345
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27(a)	950	995,380
6.750%	03/15/25(a)	1,400	1,442,872
7.250%	10/15/29	375	412,911
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30(a)	675	688,822
6.250%	09/15/27(a)	700	736,043
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	300	306,630
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27	300	319,864
Gtd. Notes, 144A
3.875%	08/15/29	125	126,222
Forestar Group, Inc.,
Gtd. Notes, 144A
3.850%	05/15/26	325	325,244
5.000%	03/01/28	425	440,427
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
KB Home,
Gtd. Notes
4.000%	06/15/31(a)	350	$359,121
4.800%	11/15/29(a)	1,161	1,265,509
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	1,000	1,049,696
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	1,625	1,662,498
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	02/15/28(a)	725	744,274
4.750%	04/01/29	50	51,438
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/26	400	421,757
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28	550	612,365
6.625%	07/15/27	2,725	2,882,492
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)	719	774,051
Tri Pointe Homes, Inc.,
Gtd. Notes
5.700%	06/15/28	470	512,614
			17,405,446
Home Furnishings — 0.2%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29(a)	1,245	1,282,608
Household Products/Wares — 0.5%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29(a)	875	880,786
Central Garden & Pet Co.,
Gtd. Notes
4.125%	10/15/30	550	565,038
Gtd. Notes, 144A
4.125%	04/30/31	25	25,382
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A
7.000%	12/31/27(a)	525	503,002
Sr. Sec’d. Notes, 144A
5.000%	12/31/26	125	124,836
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	15	15,424
Gtd. Notes, 144A
5.000%	10/01/29(a)	340	366,175
5.500%	07/15/30	949	1,052,226
			3,532,869

A11

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Housewares — 0.4%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.000%	04/01/46(a)	240	$308,400
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.500%	10/15/29(a)	971	1,014,164
Gtd. Notes, 144A
4.000%	04/01/31	725	723,827
4.375%	02/01/32	200	201,851
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29	650	631,891
			2,880,133
Insurance — 0.2%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	08/01/29	1,025	1,011,806
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/30/29(a)	400	405,564
			1,417,370
Internet — 0.8%
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28(a)	665	674,394
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27	250	245,441
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28(a)	600	602,203
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
3.500%	03/01/29	375	372,081
Netflix, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30(a)	1,590	1,872,808
5.375%	11/15/29	540	654,195
Photo Holdings Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/01/26	575	621,387
			5,042,509
Investment Companies — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.750%	09/15/24	570	593,077
5.250%	05/15/27	790	820,887
			1,413,964
Iron/Steel — 0.5%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.875%	12/01/27(a)	785	829,674
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel (cont’d.)
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	679	$735,859
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
4.625%	03/01/29(a)	517	527,817
TMS International Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	04/15/29	225	235,323
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	03/01/29(a)	855	911,706
			3,240,379
Leisure Time — 0.3%
Carnival Corp.,
Sec’d. Notes, 144A
10.500%	02/01/26	250	289,915
Sr. Sec’d. Notes, 144A
11.500%	04/01/23	92	102,713
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A
10.250%	02/01/26	510	585,955
12.250%	05/15/24	75	88,263
Royal Caribbean Cruises Ltd.,
Sr. Sec’d. Notes, 144A
10.875%	06/01/23	635	710,496
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	250	242,905
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29	150	149,795
			2,170,042
Lodging — 1.8%
Boyd Gaming Corp.,
Gtd. Notes
4.750%	12/01/27(a)	450	464,603
Gtd. Notes, 144A
4.750%	06/15/31(a)	425	438,355
8.625%	06/01/25	600	649,500
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30	1,084	1,161,223
Gtd. Notes, 144A
4.000%	05/01/31(a)	1,550	1,579,982
5.375%	05/01/25	150	156,943
5.750%	05/01/28	175	188,474
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27(a)	555	573,988
Marriott Ownership Resorts, Inc.,
Gtd. Notes
4.750%	01/15/28	12	12,239

A12

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	645	$676,878
4.750%	10/15/28(a)	1,265	1,332,996
5.750%	06/15/25(a)	515	562,083
6.750%	05/01/25(a)	1,000	1,056,294
7.750%	03/15/22	236	242,704
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28(a)	450	457,396
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	725	739,752
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29(a)	400	378,436
5.625%	08/26/28(a)	1,250	1,194,081
			11,865,927
Machinery-Construction & Mining — 0.1%
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29(a)	525	542,832
Machinery-Diversified — 0.4%
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	12/15/28	475	487,273
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
10.125%	08/01/24	1,825	1,870,655
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	200	210,109
			2,568,037
Media — 8.3%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28(a)	960	915,550
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	1,265	1,302,814
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	1,575	1,602,034
4.500%	06/01/33	525	534,806
4.750%	03/01/30	4,306	4,501,294
5.000%	02/01/28	4,055	4,232,890
5.125%	05/01/27(a)	2,255	2,348,318
5.375%	06/01/29	200	216,107
5.500%	05/01/26	943	973,101
Clear Channel Worldwide Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	08/15/27(a)	1,177	1,217,646
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	740	687,807
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
4.125%	12/01/30(a)	500	$490,098
5.375%	02/01/28(a)	455	475,359
5.500%	04/15/27(a)	995	1,026,932
6.500%	02/01/29	1,055	1,142,533
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	1,825	1,729,982
5.000%	11/15/31	215	206,224
5.750%	01/15/30(a)	625	635,486
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(a)	5,020	2,214,283
Sr. Sec’d. Notes, 144A
5.375%	08/15/26(a)	1,769	1,171,913
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Sr. Sec’d. Notes, 144A
5.875%	08/15/27	530	553,330
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	650	637,680
5.875%	11/15/24(a)	3,474	3,734,533
7.375%	07/01/28(a)	375	397,704
7.750%	07/01/26(a)	3,971	4,486,943
Gray Television, Inc.,
Gtd. Notes, 144A
4.750%	10/15/30(a)	850	835,732
5.875%	07/15/26	168	173,531
7.000%	05/15/27(a)	275	294,788
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27	353	376,920
Sr. Sec’d. Notes, 144A
5.250%	08/15/27	953	991,099
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	350	363,760
Nexstar Media, Inc.,
Gtd. Notes, 144A
4.750%	11/01/28(a)	1,267	1,314,195
5.625%	07/15/27(a)	635	672,568
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26	595	614,189
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28(a)	425	433,107
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	01/15/29(a)	830	832,691
Sr. Unsec’d. Notes, 144A
5.375%	01/15/31	175	172,055
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27(a)	385	394,612
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.875%	03/15/26(a)	500	512,410

A13

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Sr. Sec’d. Notes, 144A
4.125%	12/01/30(a)	850	$833,170
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.125%	07/01/30	995	1,000,175
5.000%	08/01/27(a)	868	905,593
5.500%	07/01/29	915	991,766
TEGNA, Inc.,
Gtd. Notes
5.000%	09/15/29(a)	650	669,323
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29	300	305,486
5.125%	02/15/25(a)	1,745	1,773,360
6.625%	06/01/27	830	900,198
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27	1,070	1,110,444
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29(a)	1,170	1,234,655
			55,141,194
Metal Fabricate/Hardware — 0.1%
Roller Bearing Co. of America, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/29	325	333,078
Mining — 2.5%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
5.500%	12/15/27(a)	905	971,537
Arconic Corp.,
Sec’d. Notes, 144A
6.125%	02/15/28(a)	1,340	1,420,151
Constellium SE,
Gtd. Notes, 144A
3.750%	04/15/29(a)	500	487,636
5.875%	02/15/26(a)	1,450	1,473,640
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	09/01/29	925	914,991
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.500%	03/01/24	250	253,419
6.875%	03/01/26(a)	600	624,056
6.875%	10/15/27(a)	725	766,659
7.250%	04/01/23(a)	900	915,592
7.500%	04/01/25	1,125	1,156,354
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.500%	09/15/27(a)	330	348,831
Freeport-McMoRan, Inc.,
Gtd. Notes
4.125%	03/01/28	200	207,012
4.250%	03/01/30	1,355	1,435,878
5.450%	03/15/43	740	910,589
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	315	$339,217
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26	300	297,363
6.125%	04/01/29(a)	705	738,792
IAMGOLD Corp. (Burkina Faso),
Gtd. Notes, 144A
5.750%	10/15/28(a)	615	605,593
Kaiser Aluminum Corp.,
Gtd. Notes, 144A
4.625%	03/01/28(a)	625	645,396
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25	295	303,991
Sr. Unsec’d. Notes, 144A
7.500%	07/15/27(a)	1,010	1,040,201
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31	200	198,472
4.750%	01/30/30(a)	775	815,218
			16,870,588
Miscellaneous Manufacturing — 0.2%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	375	391,129
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	545	563,918
FGI Operating Co. LLC,
Notes
0.000%	05/15/22^	110	—
LSB Industries, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	10/15/28	175	177,019
			1,132,066
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
3.250%	02/15/29	633	648,981
Oil & Gas — 6.7%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26	700	755,960
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Sr. Unsec’d. Notes
7.875%	12/15/24(d)^	5,175	35,190
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25	575	588,985
Gtd. Notes, 144A
5.375%	03/01/30(a)	875	921,605
7.625%	02/01/29	875	977,780
8.375%	07/15/26	488	552,746

A14

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Apache Corp.,
Sr. Unsec’d. Notes
4.625%	11/15/25(a)	1,190	$1,280,725
4.875%	11/15/27	465	507,138
5.100%	09/01/40	400	448,010
5.250%	02/01/42	50	55,713
5.350%	07/01/49	75	83,288
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	725	748,650
9.000%	11/01/27	465	637,050
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26	275	288,099
5.875%	02/01/29	300	320,507
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24(a)	1,000	1,007,587
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27(a)	1,615	1,719,069
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30(a)	425	442,059
6.750%	03/01/29(a)	625	675,426
7.500%	05/15/25(a)	428	444,828
Continental Resources, Inc.,
Gtd. Notes
4.900%	06/01/44	225	252,119
Gtd. Notes, 144A
5.750%	01/15/31(a)	849	1,026,123
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/29	175	182,645
5.625%	10/15/25	306	313,808
Devon Energy Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	10/15/27	569	604,638
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/30/26	250	260,531
5.750%	01/30/28	1,180	1,242,444
6.625%	07/15/25	160	169,061
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27(a)	900	975,844
5.000%	01/15/29	175	197,485
6.625%	02/01/25	845	967,978
7.500%	02/01/30	625	804,299
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	10/01/25	825	834,037
5.750%	02/01/29	275	283,397
6.000%	02/01/31	200	206,290
6.250%	11/01/28	475	492,804
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29(a)	425	$434,669
7.125%	02/01/27	1,211	1,271,890
Sec’d. Notes, 144A
6.500%	01/15/25	213	219,147
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26	1,020	991,728
7.500%	01/15/28	1,225	1,160,575
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25(a)	350	323,332
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.000%	02/15/27	239	238,835
4.100%	02/15/47	325	310,367
4.400%	04/15/46	75	74,621
4.625%	06/15/45	50	51,138
5.500%	12/01/25	25	27,696
5.550%	03/15/26	525	582,929
6.625%	09/01/30(a)	1,110	1,369,916
6.950%	07/01/24	250	281,846
7.150%	05/15/28	250	293,116
8.000%	07/15/25(a)	1,095	1,306,873
8.500%	07/15/27(a)	840	1,052,151
8.875%	07/15/30(a)	575	781,155
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34	425	573,590
6.500%	02/01/38(a)	970	1,330,197
6.625%	08/15/37	100	137,071
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
6.000%	02/15/28	190	121,316
Sr. Sec’d. Notes, 144A
9.250%	05/15/25	245	232,138
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
7.125%	01/15/26(a)	1,650	1,695,087
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	400	422,249
5.000%	03/15/23	244	253,226
9.250%	02/01/26(a)	1,480	1,613,782
Rockcliff Energy II LLC,
Sr. Unsec’d. Notes, 144A
5.500%	10/15/29	150	152,265
Southwestern Energy Co.,
Gtd. Notes
5.375%	03/15/30(a)	1,200	1,296,007
6.450%	01/23/25(a)	422	464,461
7.750%	10/01/27(a)	320	345,661
Gtd. Notes, 144A
5.375%	02/01/29	100	107,065

A15

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.500%	05/15/29(a)	600	$608,758
5.500%	02/15/26	300	306,167
5.875%	03/15/28	25	26,398
6.000%	04/15/27(a)	415	432,642
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25(a)	291	290,983
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	154	153,663
Transocean, Inc.,
Gtd. Notes, 144A
7.500%	01/15/26	675	546,547
8.000%	02/01/27	625	491,323
11.500%	01/30/27	138	142,025
Vine Energy Holdings LLC,
Gtd. Notes, 144A
6.750%	04/15/29	625	675,167
			44,493,690
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.875%	04/01/27	303	317,597
Oceaneering International, Inc.,
Sr. Unsec’d. Notes
6.000%	02/01/28	190	192,877
Telford Offshore Ltd. (United Arab Emirates),
Sec’d. Notes, Cash coupon 12.000% or PIK N/A
12.000%	–(rr)	615	21,537
			532,011
Packaging & Containers — 1.9%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27	1,125	1,193,176
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	08/15/26	250	258,919
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27(a)	2,325	2,368,289
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28	5	5,255
Greif, Inc.,
Gtd. Notes, 144A
6.500%	03/01/27	534	558,858
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%
9.000%	01/15/26	375	392,199
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28	800	838,449
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
LABL Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.750%	07/15/26	680	$714,000
Sr. Unsec’d. Notes, 144A
10.500%	07/15/27	240	259,324
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24(a)	810	816,578
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25(a)	735	730,662
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.625%	05/13/27(a)	1,670	1,793,782
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)	350	351,084
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)	1,410	1,397,705
Trivium Packaging Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26(a)	650	681,617
			12,359,897
Pharmaceuticals — 3.1%
180 Medical, Inc. (United Kingdom),
Gtd. Notes, 144A
3.875%	10/15/29	200	200,000
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29(a)	1,025	1,024,942
5.125%	03/01/30	175	175,137
6.125%	08/01/28	615	653,372
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	1,293	1,379,138
9.250%	04/01/26	2,562	2,736,189
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28(a)	1,371	1,300,204
5.000%	02/15/29	300	279,356
5.250%	01/30/30(a)	3,651	3,403,709
5.250%	02/15/31(a)	1,322	1,216,304
6.250%	02/15/29	2,175	2,151,752
7.000%	01/15/28(a)	1,097	1,123,899
7.250%	05/30/29	161	164,851
9.000%	12/15/25	908	961,550
Sr. Sec’d. Notes, 144A
5.500%	11/01/25(a)	540	548,728
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	06/30/28	91	65,086
Sec’d. Notes, 144A
9.500%	07/31/27(a)	72	72,115

A16

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	04/01/29(a)	425	$424,718
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25(d)	245	123,074
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	400	420,050
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	11/15/25	800	830,320
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27	762	774,880
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.125%	01/15/28(a)	320	334,335
			20,363,709
Pipelines — 4.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29(a)	750	774,287
5.750%	01/15/28	1,736	1,798,948
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27	615	629,334
Sr. Unsec’d. Notes, 144A
4.125%	03/01/25	215	222,726
4.500%	03/01/28	538	547,207
Cheniere Energy Partners LP,
Gtd. Notes, 144A
3.250%	01/31/32	650	652,453
4.000%	03/01/31(a)	700	735,146
Cheniere Energy, Inc.,
Sr. Sec’d. Notes
4.625%	10/15/28	2,075	2,187,990
CNX Midstream Partners LP,
Gtd. Notes, 144A
4.750%	04/15/30	125	126,617
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25(a)	561	573,865
Gtd. Notes, 144A
5.625%	05/01/27	85	87,466
DCP Midstream Operating LP,
Gtd. Notes
5.375%	07/15/25	350	386,997
5.625%	07/15/27	835	950,415
Gtd. Notes, 144A
6.450%	11/03/36	175	217,904
6.750%	09/15/37	210	278,223
EnLink Midstream Partners LP,
Jr. Sub. Notes, Series C
6.000%(ff)	12/15/22(oo)	505	386,507
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Sr. Unsec’d. Notes
4.150%	06/01/25	201	$207,327
4.400%	04/01/24	149	154,862
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26	870	894,097
5.500%	07/15/28	50	54,996
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25	675	740,720
6.500%	07/01/27	680	765,124
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.250%	05/15/26	664	651,684
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29	500	518,732
7.000%	08/01/27	10	10,403
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/26	655	667,508
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	260	277,132
6.000%	06/01/26(a)	526	570,634
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	1,200	1,332,631
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	1,750	1,792,184
6.000%	12/31/30	325	333,079
7.500%	10/01/25	150	162,266
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.000%	01/15/28(a)	325	342,055
5.375%	02/01/27	125	129,412
5.500%	03/01/30	415	453,876
5.875%	04/15/26(a)	2,625	2,745,191
6.500%	07/15/27(a)	740	797,807
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	190	195,800
4.125%	08/15/31	190	198,560
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	400	422,465
4.350%	02/01/25(a)	1,006	1,062,154
4.500%	03/01/28(a)	300	324,484
5.300%	02/01/30	725	800,914
5.450%	04/01/44	100	114,987
5.500%	08/15/48	225	263,194
			27,540,363

A17

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate — 0.8%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	1,325	$1,386,579
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	850	865,764
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29	375	375,900
4.375%	02/01/31(a)	475	477,683
5.375%	08/01/28	355	374,927
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	1,075	1,055,330
Kennedy-Wilson, Inc.,
Gtd. Notes
4.750%	03/01/29(a)	495	503,967
			5,040,150
Real Estate Investment Trusts (REITs) — 2.1%
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31	554	536,474
9.750%	06/15/25	1,125	1,231,800
Sr. Unsec’d. Notes
4.750%	02/15/28(a)	1,050	1,060,126
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.875%	09/15/29	450	471,363
5.250%	03/15/28(a)	400	417,302
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26	55	59,804
4.500%	01/15/28	570	624,470
5.625%	05/01/24	465	505,585
5.750%	02/01/27(a)	1,114	1,280,432
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	600	612,677
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
5.875%	10/01/28	345	365,081
7.500%	06/01/25	10	10,635
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
4.750%	10/15/27(a)	682	706,300
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.875%	02/15/27(a)	361	373,836
4.875%	09/01/24	10	10,182
Sr. Unsec’d. Notes, 144A
3.125%	02/01/29	315	304,581
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25	830	$876,755
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
4.750%	04/15/28(a)	885	905,208
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.750%	02/15/27	555	574,644
4.125%	08/15/30	515	547,138
4.250%	12/01/26(a)	1,655	1,728,333
4.625%	12/01/29	615	665,696
			13,868,422
Retail — 2.7%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30(a)	2,955	2,924,079
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	325	327,574
Ambience Merger Sub, Inc.,
Gtd. Notes, 144A
7.125%	07/15/29	250	248,256
Sr. Sec’d. Notes, 144A
4.875%	07/15/28	100	100,000
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	150	158,448
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23	37	37,099
Carrols Restaurant Group, Inc.,
Gtd. Notes, 144A
5.875%	07/01/29(a)	375	354,574
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.500%	10/30/25	850	887,116
Foot Locker, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	10/01/29	150	150,353
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	100	100,241
3.875%	10/01/31	125	125,012
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24(a)	1,325	1,326,670
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
4.000%	08/15/28(a)	795	809,114
L Brands, Inc.,
Gtd. Notes
6.750%	07/01/36	85	105,827
6.875%	11/01/35	181	227,181

A18

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29(a)	375	$374,946
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29	25	25,661
4.875%	05/01/29	125	128,127
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29	1,175	1,137,444
Penske Automotive Group, Inc.,
Gtd. Notes
3.500%	09/01/25(a)	485	498,962
PetSmart, Inc./PetSmart Finance Corp.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/28(a)	1,320	1,363,546
Rite Aid Corp.,
Sr. Sec’d. Notes, 144A
7.500%	07/01/25(a)	1,098	1,098,166
8.000%	11/15/26(a)	776	782,017
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	1,600	1,640,433
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26	1,321	1,339,670
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27(a)	391	380,435
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29	250	258,510
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
4.625%	01/31/32(a)	337	359,540
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30	465	504,173
7.750%	04/01/25	175	187,108
			17,960,282
Semiconductors — 0.3%
ams AG (Austria),
Sr. Unsec’d. Notes, 144a
7.000%	07/31/25(a)	595	636,535
ON Semiconductor Corp.,
Gtd. Notes, 144A
3.875%	09/01/28	965	997,122
			1,633,657
Software — 0.7%
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28	1,025	1,031,862
CDK Global, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	05/15/29	454	490,546
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A
10.250%	02/15/27(a)	420	$453,326
Sr. Sec’d. Notes, 144A
6.875%	08/15/26	550	577,384
MSCI, Inc.,
Gtd. Notes, 144A
4.000%	11/15/29(a)	435	460,664
Rackspace Technology Global, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	02/15/28(a)	425	410,255
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	960	1,015,418
			4,439,455
Telecommunications — 6.5%
Altice France Holding SA (Luxembourg),
Sr. Sec’d. Notes, 144A
10.500%	05/15/27(a)	792	864,553
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	2,035	2,111,536
8.125%	02/01/27	552	594,901
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24	442	450,237
8.000%	10/15/25	87	90,643
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27(a)	337	320,565
6.000%	06/15/25	138	140,101
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	03/01/27	732	766,914
Sr. Sec’d. Notes, 144A
6.000%	03/01/26	1,471	1,528,098
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%
10.000%	04/01/24	1,585	1,585,522
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%
8.000%	04/01/25	285	253,546
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26	958	928,320
Sr. Sec’d. Notes, 144A
8.750%	05/25/24	200	207,270
8.750%	05/25/24	747	774,613
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	4,638	4,366,767
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	530	568,404

A19

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Frontier Communications Holdings LLC,
Sec’d. Notes
5.875%	11/01/29	46	$46,505
Sr. Sec’d. Notes, 144A
5.875%	10/15/27(a)	625	664,078
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26(a)	435	494,897
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23(d)	1,270	705,955
Gtd. Notes, 144A
8.500%	10/15/24(d)	275	157,193
9.750%	07/15/25(d)	3,551	1,991,058
Sr. Sec’d. Notes, 144A
8.000%	02/15/24(d)	335	343,695
Intrado Corp.,
Gtd. Notes, 144A
8.500%	10/15/25(a)	2,063	2,054,185
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26	858	885,241
Gtd. Notes, 144A
4.625%	09/15/27(a)	850	875,484
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27	475	485,482
Sr. Unsec’d. Notes, 144A
5.125%	12/15/26(a)	1,295	1,342,773
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39(a)	510	573,951
Sr. Unsec’d. Notes, Series U
7.650%	03/15/42	500	563,405
Sr. Unsec’d. Notes, Series Y
7.500%	04/01/24(a)	594	657,625
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	3,119	4,662,096
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	1,190	1,391,189
7.875%	09/15/23	2,864	3,200,783
Switch Ltd.,
Gtd. Notes, 144A
3.750%	09/15/28(a)	643	652,656
4.125%	06/15/29	275	282,850
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34	400	449,822
6.375%	11/15/33	577	671,071
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	255	274,703
T-Mobile USA, Inc.,
Gtd. Notes
4.750%	02/01/28	1,170	1,242,166
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sr. Sec’d. Notes
3.875%	04/15/30	180	$198,864
Viasat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27(a)	420	438,157
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	475	481,814
6.500%	07/15/28	50	52,688
Viavi Solutions, Inc.,
Gtd. Notes, 144A
3.750%	10/01/29	125	125,230
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	03/01/27(a)	1,115	1,110,238
Sr. Unsec’d. Notes, 144A
6.125%	03/01/28	675	684,298
			43,312,142
Toys/Games/Hobbies — 0.1%
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27(a)	745	806,983
Transportation — 0.1%
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25	890	939,378
Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/28(a)	400	403,169

Total Corporate Bonds (cost $568,877,330)			575,954,606

	Shares
Common Stocks — 3.3%
Chemicals — 0.1%
Hexion Holdings Corp. (Class B Stock)*	28,136	618,992
Diversified Consumer Services — 0.0%
SAL TopCo LLC*^	21,315	63,944
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.*(a)	14,918	415,765
Windstream Holdings, Inc.*^	486	9,785
		425,550
Electric Utilities — 0.4%
GenOn Energy Holdings, Inc. (Class A Stock)(original cost $1,519,216; purchased 02/28/19)*^(f)	14,898	2,085,720
Keycon Power Holdings LLC*^	2,665	375,765
		2,461,485

A20

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Gas Utilities — 0.4%
Ferrellgas Partners LP (Class B Stock)*	12,289	$2,949,360
Independent Power & Renewable Electricity Producers — 0.2%
Vistra Corp.(original cost $2,083,336; purchased 11/23/15 - 03/19/21)(f)	89,327	1,527,492
Interactive Media & Services — 0.0%
MYT Holding LLC (Class B Stock)*^	63,595	317,975
Media — 0.1%
Clear Channel Outdoor Holdings, Inc.*	63,738	172,730
iHeartMedia, Inc. (Class A Stock)*	10,969	274,444
		447,174
Multiline Retail — 0.1%
Claire’s Private Placement*^	795	168,937
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG*	1,097	150,838
		319,775
Oil, Gas & Consumable Fuels — 1.9%
Chesapeake Energy Corp.(a)	118,394	7,291,887
Chesapeake Energy Corp. Backstop Commitment	975	60,050
EP Energy Corp.*(a)	9,416	870,980
Extraction Oil & Gas, Inc.*	62,352	3,519,770
Oasis Petroleum, Inc.	4,208	418,359
Telford Offshore Holdings Ltd.*^	25,654	3
Whiting Petroleum Corp.*	8,027	468,857
		12,629,906
Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc.*^	27,103	—

Total Common Stocks (cost $13,605,625)		21,761,653
Preferred Stocks — 0.8%
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), 6.375%(c), 3 Month LIBOR + 3.550%, Series K, Maturing 05/10/24(oo)	26,000	730,600
Gas Utilities — 0.5%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	2,975	2,975,000
Interactive Media & Services — 0.0%
MYT Holding LLC, Series A, 10.000%, Maturing 06/06/29^	291,500	291,500
Multiline Retail — 0.2%
Claire’s Stores, Inc., CVT*^	564	1,339,500
	Shares	Value

Preferred Stocks (continued)
Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc., Maturing 05/11/22*^	32,246	$323

Total Preferred Stocks (cost $4,134,320)		5,336,923

	Units
Rights* — 0.1%
Independent Power & Renewable Electricity Producers
Vistra Corp., expiring 01/23/27^	180,881	244,190
(cost $0)
Warrants* — 0.0%
Hotels, Restaurants & Leisure — 0.0%
CEC Brands LLC, expiring 12/31/25	29,874	102,692
Multiline Retail — 0.0%
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	2,515	49,042
Oil, Gas & Consumable Fuels — 0.0%
Chesapeake Energy Corp., expiring 02/09/26	529	19,155
Chesapeake Energy Corp., expiring 02/09/26	588	18,740
Chesapeake Energy Corp., expiring 02/09/26	326	9,532
		47,427

Total Warrants (cost $32,846)		199,161

Total Long-Term Investments (cost $630,660,054)		648,006,555

	Shares
Short-Term Investments — 28.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	13,602,090	13,602,090
PGIM Institutional Money Market Fund (cost $177,056,000; includes $177,048,191 of cash collateral for securities on loan)(b)(wa)	177,161,142	177,054,845

Total Short-Term Investments (cost $190,658,090)		190,656,935

TOTAL INVESTMENTS—126.6% (cost $821,318,144)		838,663,490

Liabilities in excess of other assets(z) — (26.6)%		(176,093,378)

Net Assets — 100.0%		$662,570,112

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro
USD	US Dollar

A21

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CVT	Convertible Security
DIP	Debtor-In-Possession
GMTN	Global Medium Term Note
iBoxx	Bond Market Indices
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
T	Swap payment upon termination

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $10,147,806 and 1.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $173,548,645; cash collateral of $177,048,191 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $9,283,067. The aggregate value of $9,267,145 is 1.4% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(rr)	Perpetual security with no stated maturity date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
83	2 Year U.S. Treasury Notes	Dec. 2021	$18,264,539	$(10,168)
244	5 Year U.S. Treasury Notes	Dec. 2021	29,949,094	(171,046)
76	10 Year U.S. Treasury Notes	Dec. 2021	10,002,313	(100,751)
12	20 Year U.S. Treasury Bonds	Dec. 2021	1,910,625	(38,299)
				(320,264)
Short Position:
19	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	3,630,188	129,137
				$(191,127)

Total return swap agreements outstanding at September 30, 2021:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield(T)	3 Month LIBOR(Q)	BNP Paribas S.A.	12/20/21	1,170	$(442)	$—	$(442)
iBoxx US Dollar Liquid High Yield(T)	3 Month LIBOR(Q)	BNP Paribas S.A.	12/20/21	1,580	(1,793)	—	(1,793)
					$(2,235)	$—	$(2,235)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and
A22

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A23